Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-based compensation
Schedule of information about share-based awards

The following table provides information about share-based awards as of December 31, 2023 and 2022:

	2018 Stock Option Plan			2020 U.S. Stock Option Plan			2021 Long-term Incentive Option Plan
			Weighted			Weighted			Weighted
		Weighted	average		Weighted	average		Weighted	average
	Number	average	remaining		average	remaining		average	remaining
	of	exercise	contractual	Number of	exercise	contractual	Number of	exercise	contractual
	options	price $	term (yrs)	options	price $	term (yrs)	options	price $	term (yrs)
Outstanding at January 1, 2022	620,347	0.01	(*)	1,563,136	5.90	8.90	1,307,150	6.03	9.90
Granted	—	—		—	—		2,358,458	4.01	9.79
Exercised	(16,073)	0.01		(6,124)	2.76		—	—
Lapsed	(778)	0.01		(72,773)	15.00		(20,419)	5.16
Forfeited	(3,039)	0.01		(212,160)	12.96		(237,595)	5.80
Outstanding at December 31, 2022	600,457	0.01	(*)	1,272,079	4.22	7.83	3,407,594	4.66	9.54
Granted	—	—		—	—		879,771	3.17	9.14
Exercised	—	—		—	—		—	—
Lapsed	—	—		(153,389)	3.75		(204,639)	5.69
Forfeited	—	—		(118,935)	2.76		(422,420)	4.50
Outstanding at December 31, 2023	600,457	0.01	(*)	999,755	4.46	7.04	3,660,306	4.27	8.73
Exercisable at December 31, 2023	488,972			792,401			1,158,244
(*) contract term does not have fixed end date

Schedule of assumptions used in the measurement of the fair values and the weighted average fair value of the share options granted

The assumptions used in the measurement of the fair values and the weighted average fair value of the share options granted during the years ended on December 31, 2023, 2022 and 2021:

	December 31, 2023	December 31, 2022	December 31, 2021
	NL & US	NL & US	NL	US
Expected annual average volatility	88.4%	83.9%	80.1%	80.1%
Expected life, years	6.08	6.08	6.08	6.08
Fair value of the share options	$1.06 - 2.92	$1.71 - 3.91	$3.42 - 5.23	$3.12 - 8.71
Exercise price	$1.40 - 3.86	$2.34 - 5.50	$5.10 - 7.77	$5.10 - 15.00
Dividend yield	—	—	—	—
Risk-free interest rate	3.46% - 4.98%	1.65% - 3.78%	(0.30%) - (0.53%)	0.94% - 1.34%
Weighted average grant date fair value	$2.39	$4.01	$3.61	$5.95